RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.    RELATED PARTY TRANSACTIONS

Related parties are those entities that directly, or indirectly through other entities, have control over another, are under the same controlling party or may have significant influence on another entity’s financial or operating decisions.

The Group controls another entity when it has power over other entities’ financial and operating decisions and also receives benefits from such entity. The subsidiaries that the Group has control are detailed in Note 1.2.

Furthermore, the key personnel of the Group’s Management (Board of Directors members and Managers of the Group and its subsidiaries) are considered as related parties.

The aggregate compensation paid to our directors (including compensation paid to members of our Audit Committee, Anti-Money Laundering and Anti-Terrorist Financing Committee, Risk Management Committee, Credit House Limit Committee, Ethics, Compliance and Corporate Governance Committee, Human Resources Committee and Disclosure Committee), management and members of our Supervisory Committee in 2019 was approximately Ps.218.5 million, 224.2 million and Ps.2.3 million, respectively.

The following table presents the aggregate amounts of total consolidated financial exposure of the Bank to related parties, the number of recipients, the average amounts and the single largest exposures as of December 31, 2019 and 2018:

	As of	As of
	December 31, 2019	December 31, 2018
Aggregate total financial exposure	963,016	1,204,789
Number of recipient related parties	70	75
(a) Individuals	63	68
(b) Companies	7	7
Average total financial exposure	13,757	21,378
Single largest exposure	823,172	1,131,380

Controlling Interest

Mr. Julio Patricio Supervielle is the main shareholder of the Group. Julio Patricio Supervielle´s interest in the capital and votes of the Group as of December 31, 2019 and December 31, 2018 amounts to the 35.12% and 57.89%; and 35.86% and 69.40%, respectively.